UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number   811-21316

The Kensington Funds
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200C
Orinda, CA 94563
(Address of principal executive offices) (Zip code)

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100, Glendora, CA 91741
(Name and address of agent for service)

1-800-253-2949
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

K E N S I N G T O N R E A L E S T A T E S E C U R I T I E S F U N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (99.7%)

Diversified (9.1%)
Colonial Properties Trust	42,850	1,956,960
Crescent Real Estate Equities Company	93,500	1,875,610
PS Business Parks, Incorporated	27,500	1,939,300
Vornado Realty Trust	23,050	2,750,787
		8,522,657
Healthcare (3.4%)
Healthcare Realty Trust, Incorporated	13,000	484,900
Ventas, Incorporated	64,800	2,730,024
		3,214,924
Hotel (7.5%)
Starwood Hotels & Resorts Worldwide, Incorporated	74,020	4,800,196
Strategic Hotels & Resorts, Incorporated	50,000	1,143,500
Sunstone Hotel Investors, Incorporated	41,300	1,125,838
		7,069,534
Industrial (5.8%)
DCT Industrial Trust Incorporated	248,500	2,939,755
EastGroup Properties, Incorporated	27,200	1,388,016
ProLogis Trust	17,050	1,107,057
		5,434,828
Multifamily (20.1%)
Archstone-Smith Trust	60,900	3,305,652
Avalonbay Communities, Incorporated	36,550	4,751,500
Camden Property Trust	65,330	4,593,352
Equity Residential Properties Trust	87,830	4,236,041
Mid-America Apartment Communities, Incorporated	34,990	1,968,537
		18,855,082
Net Lease (4.4%)
Lexington Corporate Properties Trust	64,900	1,371,337
Liberty Property Trust	57,100	2,781,912
		4,153,249
Office (19.9%)
Boston Properties, Incorporated	28,075	3,296,005
Brandywine Realty Trust	54,500	1,820,845
Brookfield Properties Corporation	91,300	3,679,390
Forest City Enterprises, Incorporated	37,800	2,501,604
Kilroy Realty Corporation	24,100	1,777,375
Mack-Cali Realty Corporation	38,500	1,833,755
SL Green Realty Corporation	27,800	3,813,604
		18,722,578
Retail (24.5%)
Acadia Realty Trust	107,000	2,789,490
Federal Realty Investment Trust	31,000	2,809,220
Feldman Mall Properties, Incorporated	139,830	1,697,536
General Growth Properties, Incorporated	59,135	3,818,347
Kimco Realty Corporation	48,500	2,363,890
Macerich Company	20,300	1,874,908
National Retail Properties, Incorporated	118,600	2,868,934
Simon Property Group, Incorporated	42,400	4,717,000
		22,939,325

Storage (5.0%)
Public Storage, Incorporated	49,195	4,657,291

Total Real Estate Common Stock (Cost $75,883,358)		93,569,468

Repurchase Agreement (0.3%)
Custodial Trust Company, 5.10%, dated 3/31/07,
due 04/01/07, repurchase price $342,583
(collateralized by U.S. Treasury Bonds, 01/15/25, valued $353,844)	$342,437	342,437

TOTAL INVESTMENTS IN SECURITIES
(cost $76,225,795)+ - 100.00%		93,911,905
Liabilities in exess of Other Assets - 0.0%		(19,897)
NET ASSETS - 100.0%		$93,892,008

+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes	$ 76,324,475
	Gross tax unrealized appreciation	19,047,935
	Gross tax unrealized depreciation	(1,460,505)
	Net tax unrealized appreciation	$ 17,587,430

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income
	tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent annual report.

K E N S I N G T O N S E L E C T I N C O M E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (30.5%)

Diversified (2.9%)
Crescent Real Estate Equities Company	1,158,000	23,229,480

Healthcare (2.9%)
Healthcare Realty Trust, Incorporated	395,100	14,737,230
Omega Healthcare Investors, Incorporated[2]	475,000	8,146,250
		22,883,480
Hotel (3.9%)
Eagle Hospitality Properties Trust, Incorporated	678,000	7,559,700
Equity Inns, Incorporated	284,500	4,660,110
Hersha Hospitality Trust	1,037,500	12,221,750
Sunstone Hotel Investors, Incorporated	246,800	6,727,768
		31,169,328
Mortgage (10.8%)
Arbor Realty Trust, Incorporated	673,000	20,486,120
iStar Financial, Incorporated	486,878	22,800,497
JER Investment Corporation	84,597	1,609,035
Newcastle Investment Corporation	732,600	20,314,998
NorthStar Realty Finance Corporation	678,200	10,315,422
Resource Capital Corporation 144A1,5	267,900	4,323,906
Resource Capital Corporation	461,542	7,449,288
		87,299,266
Net Lease (7.9%)
Capital Lease Funding, Incorporated	1,197,100	12,820,941
Lexington Realty Trust	1,918,900	40,546,356
Spirit Finance Corporation	721,495	10,750,276
		64,117,573
Retail (2.1%)
National Retail Properties, Incorporated	680,300	16,456,457

Total Real Estate Common Stock		245,155,584

Real Estate Preferred Stock (64.9%)

Diversified (7.4%)
Cousins Properties, Incorporated, Series A, 7.75%	250,000	6,410,000
Crescent Real Estate Equities Company, Series A, 6.75%	314,300	6,996,318
Crescent Real Estate Equities Company, Series B, 9.5%	78,100	1,976,711
Digitial Realty Trust, Incorporated, Series A, 8.5%	625,000	16,137,500
LBA Realty II WBP, Incorporated, Series A, 8.75%[1,5]	430,000	20,723,592
LBA Realty II WBP, Incorporated, Series B, 7.625%[1,5]	323,000	6,783,000
		59,027,121
Healthcare (7.3%)
LTC Properties, Incorporated, Series F, 8.00%	1,304,700	33,269,850
Omega Healthcare Investors, Incorporated, Series D, 8.375%	975,000	25,155,000
		58,424,850
Hotel (11.8%)
Ashford Hospitality Trust, Series A, 8.55%	351,500	8,998,400
Eagle Hospitality, Series A, 8.25%	697,500	17,088,750
FelCor Lodging Trust, Incorporated, Series C, 8.00%	313,000	7,962,720
FelCor Lodging Trust, Incorporated, Series A, 1.95%[2]	250,000	6,447,500
Hersha Hospitality Trust, Series A, 8.00%	199,900	5,153,422
Host Marriott Corporation, Series E, 8.875%[2]	422,700	11,412,900
Innkeepers USA Trust, Series C, 8.00%	175,400	4,404,294
Strategic Hotel & Resorts Inc., Series B, 8.25%	239,800	6,104,109
Strategic Hotel & Resorts Inc., Series C, 8.25%	600,000	15,408,000
Sunstone Hotel Investors, Incorporated, Series A, 8.00%	220,000	5,611,100
Winston Hotels, Incorporated, Series B, 8.00%	272,500	6,376,500
		94,967,695
Industrial (1.7%)
EastGroup Properties, Incorporated, Series D, 7.95%	316,200	8,123,178
Monmouth Real Estate Investment Corporation, Series A, 7.625%	230,000	5,823,600
		13,946,778
Manufactured Housing (2.1%)
Affordable Residential Communities, Series A, 8.25%	672,600	17,084,040

Mortgage (12.8%)
Accredited Mortgage Loan REIT Trust, Series A, 9.75%[2]	552,500	9,945,000
American Home Mortgage Investment Corporation, Series A , 9.75%	114,860	2,927,781
American Home Mortgage Investment Corporation, Series B, 9.25%	432,700	10,709,325
Annaly Mortgage Management, Series A, 7.875%[2]	991,300	24,980,760
Anthracite Capital, Incorporated, Series C, 9.375%	612,900	15,751,530
Anthracite Capital, Incorporated, Series D, 8.25%	325,000	7,702,500
Impac Mortgage Holdings, Incorporated, Series B, 9.375%[2]	296,460	5,899,554
Impac Mortgage Holdings, Incorporated, Series C, 9.125%	385,800	7,677,420
MFA Mortgage Investments, Incorporated, Series A, 8.50%	170,300	4,264,312
Newcastle Investment Corporation, Series C, 8.05%	187,000	4,675,000
Northstar Realty Financial Corporation, Series, 8.75%	300,400	7,678,224
Novastar Financial, Series C, 8.90%[2]	65,800	756,700
		102,968,106
Multifamily (4.5%)
Apartment Investment & Management Company, Series T, 8.00%	653,500	16,585,830
Apartment Investment & Management Company, Series U, 7.75%	507,000	12,943,710
Associated Estates Realty Corporation, Series B, 8.70%	240,100	6,261,808
		35,791,348
Net Lease (2.9%)
Capital Lease Funding, Incorporated, Series A, 8.125%	420,800	10,650,448
Lexington Corporate Properties Trust, Series B, 8.05%	486,600	12,340,176
		22,990,624
Office (10.0%)
Alexandria Real Estate Equities, Inc., Series C, 8.375%	296,500	8,038,115
Biomed Realty Trust, Incorporated, Series A, 7.375%	1,063,000	26,681,300
Corporate Office Properties Trust, Series G, 8.00%	401,000	10,265,600
Dra Crt Acquisition Corporation, Series A, 8.5%	754,000	18,143,125
Maguire Properties, Incorporated, Series A, 7.625%	280,900	6,938,230
Parkway Properties, Incorporated, Series D, 8.00%	386,600	9,978,146
		80,044,516
Retail (4.4%)
Glimcher Realty Trust, Series F, 8.75%	500,000	12,785,000
Saul Centers, Incorporated, Series A, 8.00%	231,700	5,931,520
Taubman Centers Incorporated, Series G, 8.00%	518,200	13,385,106
Urstadt Biddle Properties, Incorporated, Series C, 8.50%	32,000	3,462,400
		35,564,026
Total Real Estate Preferred Stock		520,809,104
Total Real Estate Common and Preferred Stock (Cost $751,977,360)		765,964,688

Corporate Bonds (5.1%)

Diversified (4.4%)
Taberna Preferred Funding, Limited, Series 2005-2A F, 10.356%, 11/05/35 144A1,5	$27,000,000	26,397,900
Taberna Preferred Funding, Limited, Series 2005-3A D, 8.006%, 02/05/36 144A1,5	4,500,000	4,267,350
Taberna Preferred Funding, Limited, Series 2005-3A E, 9.856%, 02/05/36 144A1,5	4,500,000	4,307,850
		34,973,100
Industrial (0.7%)
Oil Casualty Insurance, Limited, 8.00%, 09/15/34 144A1,5	6,000,000	6,008,850

Total Corporate Bonds (Cost $42,000,000)		40,981,950

Other Equity Investments (2.6%)

Industrial (2.6%)
Macquarie Infrastructure Company Trust[2]	528,200	20,758,260
Total Other Equity Investments (Cost $15,617,066)		20,758,260

Put Options (0.0%)
Lend, $5, Exp. 06/2007	3,032	257,720
NFI, $5, Exp. 04/2007	1,355	115,175
Total Put Options (Cost $724,303)		372,895

Investment Companies (3.6%)

Mutual Funds (3.6%)
Highland Distressed Opportunities, Incorporated[6]	932,000	13,392,840
Tortoise Capital Resources, Corporated[3,6]	930,000	15,224,100
Total Investment Companies (Cost $27,936,854)		28,616,940

Warrants (0.0%)
Resource Capital Corporation -Warrants	42,500	-

Repurchase Agreement (1.7%)
Custodial Trust Company, 5.4375%, dated 03/31/07 due
04/01/07, repurchase price $13,488,114 (collateralized by
U.S. Treasury Notes, 3.375%, 01/15/12, valued at $13,794.598)[4]	$13,482,005	13,482,005

TOTAL INVESTMENTS IN SECURITIES
(cost $851,737,588)+ - 108.4%		870,176,738
Liabilites in excess of Other Assets - (8.4%)		(67,643,325)
NET ASSETS - 100.0%		$ 802,533,413

Securities Sold Short (1.1% )
Mortgage (1.1% )
Thornburg Mortgage, Incorporated	345,900	8,993,400
Total Securities Sold Short (Proceeds $8,960,188)		8,993,400

[1]	The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
[2]	All or a portion of the security was on loan at March 31, 2007.
[3] Represents non-income producing securities.
[4]	Security purchased with the cash proceeds from securities loaned.

+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:

	Cost of investments for tax purposes	$ 851,840,295
	Gross tax unrealized appreciation	33,452,188
	Gross tax unrealized depreciation	(15,115,745)
	Net tax unrealized appreciation	$ 18,336,443

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

[5]
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  On March 31, 2007, Select Income Fund held restricted securities representing 8.3% of net assets.  The retricted securities held as of March 31, 2007, follows:

			Shares /
Security	Acquisiton Date	Acquisiton Cost	Principal Amount	Value

LBA Realty Pfd, Series A 8.75%	Jul-03	21,406,250	430,000	20,723,592
LBA Realty Pfd, Series B 7.625%	Mar-04	8,075,000	323,000	6,783,000
Oil Casualty Insurance 8% Due 9/15/34	Jan-07	6,000,000	6,000,000	6,008,850
Resource Capital Corp	Mar-05	6,375,000	267,900	4,323,906
Taberna Preferred Funding III Class D	Sep-05	4,500,000	4,500,000	4,267,350
Taberna Preferred Funding III Class E	Sep-05	4,500,000	4,500,000	4,307,850
Taberna Preferred Funding II 2005-2A F	Jun-05	27,000,000	27,000,000	26,397,900
		$ 77,856,250		$ 72,812,448

[6]
These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies.  The Select Income Fund had investments in such affiliated companies.  A summary of the transactions for each issuer who is an affiliate during the three months ended March 31, 2007, follows:

		Share	Aggregate	Aggregate	Net		Share
		Balance,	Purchase	Sales	Realized		Balance,	Value,
	Issuer	Dec. 31, 2006	Cost	Cost	Gain (Loss)	Income	Mar. 31, 2007	Mar. 31, 2007

	Highland Distressed Opportunities Inc. [b]	-	13,966,004	-	-	-	932,000	13,392,840
	Lexington Reatly Trust [c]	1,870,500	8,907,531	-	-	719,588	-	-	[a]
	Tortoise Capital Resources Corporation [b]	-	13,970,850	-	-	-	930,000	15,224,100
			$ 36,844,385	$ -	$ -	$ 719,588		$ 28,616,940

a	As a result of the Fund reducing its investment in this security, the ocmpany is no longer an affiliated company at March 31, 2006.
b	This security did not have affiliated status at March 31, 2006 because the Fund owned less than 5% of the company's voting shares. Shares purchased during the three months ended March 31, 2007 have resulted in its recognition as an affiliated company.
c	Merged with Newkirk Reatly Trust Inc. on Jan 3, 2007.

KENSINGTON STRATEGIC REALTY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
M A R C H 3 1 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (111.2%)

Diversified (8.7%)
British Land Company PLC	313,974	9,440,783
Colonial Properties Trust	103,500	4,726,845
Crescent Real Estate Equities Company	1,000,000	20,060,000
Hammerson PLC	50,000	1,705,138
Vornado Realty Trust [2]	112,300	13,401,882
Winthrop Realty Trust	2,032,045	13,431,817
		62,766,465
Healthcare (2.2%)
Ventas, Incorporated	375,000	15,798,750

Hotel (11.6%)
Diamondrock Hospitality Company	425,400	8,082,600
Eagle Hospitality Properties Trust, Incorporated	80,800	900,920
Equity Inns, Incorporated	514,813	8,432,637
Hersha Hospitality Trust	950,000	11,191,000
Innkeepers USA Trust	75,000	1,221,000
LaSalle Hotel Properties	325,000	15,067,000
Starwood Hotels & Resorts Worldwide, Incorporated	380,596	24,681,651
Sunstone Hotel Investors, Incorporated	503,400	13,722,684
		83,299,492
Industrial (7.7%)
AMB Property Corporation	89,200	5,244,068
DCT Industrial Trust, Incorporated [2]	2,373,691	28,080,764
ProLogis Trust [2]	340,200	22,089,186
		55,414,018
Mortgage (13.2%)
Arbor Realty Trust, Incorporated	409,800	12,474,312
Cypress Sharpridge Investments, Incorporated 144A [1,4]	1,250,000	12,812,500
iStar Financial, Incorporated	352,950	16,528,649
JER Investment Trust, Incorporated	791,707	15,058,267
Newcastle Investment Corporation	563,000	15,611,990
Northstar Realty Financial Corporation	835,000	12,700,350
Resource Capital Corporation	618,928	9,989,498
		95,175,566
Multifamily (18.6%)
Archstone Smith Trust	255,000	13,841,400
Avalonbay Communities, Incorporated [2]	172,500	22,425,000
Camden Property Trust	413,300	29,059,122
Equity Residential Properties Trust [2]	630,000	30,384,900
Essex Property Trust, Incorporated	90,700	11,743,836
Mid-America Apartment Communities, Incorporated [2]	305,000	17,159,300
Post Properties, Incorporated	200,000	9,146,000
		133,759,558
Net Lease (6.2.%)
Capital Lease Funding, Incorporated	729,500	7,812,945
Lexington Realty Trust	783,460	16,554,510
Liberty Property Trust	291,700	14,211,624
Sprint Financial Corporation	412,000	6,138,800
		44,717,879
Office (18.2%)
Asset Capital Corporation, Incorporated 144A1,4	1,523,000	11,650,950
BioMed Realty Trust, Incorporated	200,000	5,260,000
Boston Properties, Incorporated	121,500	14,264,100
Brandywine Realty Trust	525,000	17,540,250
Brookfield Properties Corporation	576,700	23,241,010
Corporate Office Properties Trust	50,000	2,284,000
Mack-Cali Realty Corporation [2]	579,900	27,620,637
SL Green Realty Corporation	208,300	28,574,594
		130,435,541
Retail (22.8%)
Acadia Realty Trust	467,400	12,185,118
CBL & Associates Properties, Incorporated	400,000	17,936,000
Feldman Mall Properities, Incorporated [5]	724,454	8,794,872
General Growth Properties, Incorporated [2]	420,000	27,119,400
Glimcher Realty Trust	379,100	10,243,282
Kimco Realty Corporation	407,000	19,837,180
Macerich Company[2]	68,700	6,345,132
National Retail Properties, Incorporated	849,500	20,549,405
Simon Property Group, Incorporated [2]	369,600	41,118,000
		164,128,389
Storage (2.0%)
Public Storage, Incorporated	10,000	946,700
Sovran Self Storage, Incorporated	245,000	13,575,450
		14,522,150

Total Real Estate Common Stock		800,017,808

Real Estate Preferred Stock (8.7%)

Diversified (0.5%)
Taberna Preferred Funding II, Ltd., Series 144A1,3,4	5,000	3,850,000

Manufactured Housing (0.4%)
Affordable Residential Communities, Series A, 8.25%	100,000	2,540,000

Mortgage (4.9%)
IMPAC Mortgage Holdings, Incorporated, Series C, 9.125%	300,000	5,970,000
Newcastle Investment Corporation, Series D, 8.375%	300,000	7,440,000
NorthStar Realty Finance Corporation, Series B, 8.250%	775,000	18,890,625
Novastar Financial, Incorporated, Series C, 8.90% [2]	245,000	2,817,500
		35,118,125
Multifamily (0.7%)
Mid-America Apartment Communities, Incorporated, Series H, 8.30%	188,700	4,845,816

Net Lease (2.1%)
Lexington Realty Trust, Series D, 7.55%	600,000	15,309,000

Office (0.1%)
Maguire Properties, Incorporated, Series A, 7.625%	34,000	839,800

Total Real Estate Preferred Stock		62,502,741
Total Real Estate Common and Preferred Stock (Cost $748,420,860)		862,520,549

Corporate Bonds (1.0%)

Mortgage (1.0%)
Cedarwoods CRE CDO Ltd, Series 2007-2A INC, 0.00%, 2/25/52 [1,4]	$7,500,000	7,500,000
Total Corporate Bonds (Cost $7,500,000)		7,500,000

Put Options (0.0%)
CFC, $25, Exp. 07/2007	603	51,255
NDE, $20, Exp. 07/2007	803	60,225
Total Put Options (Cost $214,432)		111,480

TOTAL INVESTMENTS IN SECURITIES
(cost $756,135,292)+ _ 120.9%		870,132,029
Liablities in excess of Other Assets - (20.9%)		(150,522,858)
NET ASSETS - 100%		$719,609,171

Securities Sold Short (14.4% )
Homebuilders (2.4% )
NVR, Incorporated	26,500	17,622,500

Mortgage (3.4% )
Capital Trust, Incorporated	10,100	460,257
Countrywide Financial Corporation	233,500	7,854,940
Gramercy Capital Corporation	7,800	239,304
RAIT Financial Trust	277,100	7,742,174
Thornburg Mortgage, Incorporated	321,800	8,366,800
		24,663,475
Mutual Funds (6.6% )
iShares Cohen & Steers Realty Majors Index Fund	90,000	9,287,100
iShares Dow Jones US Real Estate Index Fund	408,780	34,844,407
Streettracks SPDR Homebuilders	94,100	3,062,014
		47,193,521
Office (1.7% )
Douglas Emmett, Incorporated	160,100	4,087,353
Parkway Properties, Incorporated	157,620	8,235,645
		12,322,998
Retail (0.0% )
Simon Property Group, Incorporated	1,100	122,375

Storage (0.3% )
U Store It Trust	100,000	2,012,000

Total Securities Sold Short (Proceeds $102,437,695)		$103,936,869

[1] The Adviser, using Board approved procedures, has determined all or a portion of the security to be illiquid.
[2] All or a portion of the security was on loan at March 31, 2007.
[3] Represents non-income producing securities.

+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
				Cost of investments for tax purposes				$ 758,773,454
				Gross tax unrealized appreciation				130,332,749
				Gross tax unrealized depreciation				(18,974,174)
				Net tax unrealized appreciation				$ 111,358,575

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income
	tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent annual report.

[4]
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  On March 31, 2007, Strategic Realty Fund held restricted securities representing 5.3% of net assets.  The restricted securities held as of March 31, 2007, follows:

							Shares /
	Security				Acquisiton Date	Acquisiton Cost	Principal Amount	Value
	Asset Capital Corp. Inc.				Jun-05	12,945,500	1,523,000	11,650,950
	Cedarwoods CRE CDO Ltd, Series 2007-2A Inc, 0.00%, 2/25/52				Feb-07	7,500,000	7,500,000	7,500,000
	Cypress Sharpridge Investments				Dec-07	12,500,000	1,250,000	12,812,500
	Taberna Preferred Funding II Pfd Shares				Jun-05	5,000,000	5,000	3,850,000
						$ 37,945,500		$ 35,813,450

[5]
These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies.  The Strategic Realty Fund had investments in such affiliated companies.  A summary of the transactions for each issuer who is an affiliate during the three months ended March 31, 2007, follows:

		Share	Aggregate	Aggregate	Net		Share
		Balance,	Purchase	Sales	Realized		Balance,	Value,
	Issuer	Dec. 31, 2006	Cost	Cost	Gain (Loss)	Income	Mar. 31, 2007	Mar. 31, 2007
	BNP Residential Properties Inc.	551,700	-	8,469,148	4,770,708	212,847	-	-	a
	Feldman Mall Properties Inc.	909,899	-	2,410,785	(171,468)	-	724,454	8,794,872
	Lexington Reatly Trust [b]	1,015,700	1,015,306	1,597,306	99,860	293,798	786,460	-	a
			$ 1,015,306	$ 12,477,239	$ 4,699,100	$ 506,645		$ 8,794,872

a	As a result of the Fund reducing its investment in this security, the ocmpany is no longer an affiliated company at March 31, 2006.
b	Merged with Newkirk Reatly Trust Inc. on Jan 3, 2007.

K E N S I N G T O N I N T E R N A T I O N A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (91.8%)

Australia (12.2%)
Centro Properties Group	338,932	2,388,545
Commonwealth Property Office Fund	1,823,701	2,021,514
DB RREEF Trust	1,449,948	2,023,691
Macquarie Goodman Group	363,880	2,057,965
Macquarie Office Trust	1,590,018	1,949,024
Mirvac Group	466,482	1,977,738
Stockland	533,772	3,519,784
Westfield Group	668,403	11,124,366
		27,062,627
Britain (22.8%)
British Land Company PLC	246,347	7,407,329
Brixton PLC	203,906	2,040,384
Capital & Regional PLC	138,847	4,207,733
Derwent Valley Holdings PLC	100,400	4,289,281
Great Portland Estates PLC	280,494	4,283,278
Hammerson PLC	96,450	3,289,211
Land Securities Group PLC	225,632	9,501,790
Liberty International PLC	86,000	2,110,357
Shaftesbury PLC	428,485	6,404,045
Slough Estates PLC	170,500	2,630,458
Unite Group PLC	205,590	2,099,715
Workspace Group PLC	214,000	2,119,281
		50,382,862
Canada (5.0%)
Brookfield Properties Corporation	107,800	4,344,340
H&R Real Estate Investment Trust	97,600	2,081,344
Primaris Retail Real Estate Investment Trust	84,900	1,494,299
Riocan Real Estate Investment Trust	146,300	3,147,763
		11,067,746
China (1.0%)
Shimao Property Holdings, Ltd.	1,152,500	2,283,317

France (4.5%)
Klepierre	11,450	2,215,389
Societe Immobiliere de Location pour l'Industrie et le Commerce	11,656	2,097,361
Unibail	18,228	5,524,478
		9,837,228
Germany (1.0%)
IVG Immobilien AG	44,560	2,127,432

Guernsey (2.9%)
Eurocastle Investment, Ltd.	122,966	6,406,276

Hong Kong (11.5%)
China Overseas Land & Investment, Ltd.	1,754,375	2,204,897
Far East Consortium	4,183,000	1,761,320
Hang Lung Properties, Ltd.	903,570	2,526,781
Henderson Land Development Company, Ltd.	546,740	3,194,302
Henderson Land Development Company, Ltd. Rights	1,269	-
Hongkong Land Holdings, Ltd.	868,800	4,048,608
New World Development, Ltd.	841,500	1,908,412
Sino Land Company	892,000	1,920,195
Sun Hung Kai Properties, Ltd.	678,000	7,844,270
Sun Hung Kai Properties, Ltd. Rights	23,500	-
		25,408,785
Japan (17.0%)
Japan Retail Fund Real Estate Investment Trust	264	2,598,778
Mitsubishi Estate Company, Ltd.	294,700	9,678,283
Mitsui Fudosan Company, Ltd.	299,530	8,794,754
New City Residence Investment	418	2,458,198
NTT Urban Development Corporation	1,414	3,311,813
Sumitomo Realty & Development Company, Ltd.	150,600	5,712,678
Tokyo Tatemono Company, Ltd.	167,800	2,531,809
Tokyu Land Corporation	207,900	2,369,397
		37,455,710

Luxembourg (2.4%)
Gagfah SA	76,835	2,111,297
Orco Property Group	19,416	3,254,804
		5,366,101

Netherlands (3.7%)
Corio NV	23,260	2,113,190
Eurocommercial Properties NV	41,244	2,424,756
Rodamco Europe NV	26,888	3,737,288
		8,275,234
Poland (1.6%)
Globe Trade Centre SA1	192,879	3,431,536

Singapore (6.2%)
Allco Commercial Real Estate Investment Trust	200,000	170,056
Allgreen Properties, Ltd.	1,780,650	2,053,942
Ascendas Real Estate Investment Trust	1,287,000	2,027,440
CapitaCommercial Trust	1,691,800	3,100,026
CapitaLand, Ltd.	812,700	4,285,404
CapitaMall Trust	836,800	2,073,867
		13,710,735

Total Real Estate Common Stock (Cost $179,770,875)		202,815,589

Repurchase Agreement (3.7%)
Custodial Trust Company, 5.10%, dated 3/31/07,
due 04/01/07, repurchase price $8,140,904
(collateralized by U.S. Treasury Bonds, 01/15/25, valued $6,832,083;
U.S Treasury Bonds, 04/15/29, valued $1,500,496)	$8,137,446	8,137,446

TOTAL INVESTMENTS IN SECURITIES
(cost $187,908,321)+ - 95.5%		210,953,035
Other Assets less Liabilities - 4.5%		9,971,962
NET ASSETS - 100.0%		$220,924,997

[1]	Represents non-income producing securities.

+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
	Cost of investments for tax purposes	$ 194,380,105
	Gross tax unrealized appreciation	16,684,432
	Gross tax unrealized depreciation	(111,502)
	Net tax unrealized appreciation	$ 16,572,930

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

K E N S I N G T O N G L O B A L R E A L E S T A T E F U N D
S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
M A R C H 3 1 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (87.1%)

Australia (7.0%)
Centro Properties Group	11,380	80,198
Commonwealth Property Office Fund	66,122	73,294
Macquarie Goodman Group	15,150	85,683
Mirvac Group	15,950	67,623
Stockland	10,410	68,645
Westfield Group	18,478	307,533
		682,976
Britain (13.0%)
British Land Company PLC	6,300	189,433
Brixton PLC	9,295	93,010
Capital & Regional PLC	2,925	88,642
Derwent Valley Holdings PLC	2,200	93,988
Great Portland Estates PLC	6,095	93,074
Hammerson PLC	3,445	117,484
Land Securities Group PLC	5,550	233,721
Liberty International PLC	3,805	93,371
Shaftesbury PLC	12,200	182,339
Slough Estates PLC	5,750	88,710
		1,273,772
Canada (2.6%)
Brookfield Properties Corporation	3,500	141,050
Riocan Real Estate Investment Trust	5,300	114,034
		255,084
France (3.9%)
Klepierre	537	103,901
Societe Immobiliere de Location pour l'Industrie et le Commerce	492	88,530
Unibail	620	187,907
		380,338
Germany (1.0%)
IVG Immobilien AG	2,100	100,260

Guernsey (1.0%)
Eurocastle Investment, Ltd.	1,912	99,611

Hong Kong (6.9%)
China Overseas Land & Investment, Ltd.	57,400	72,140
Hang Lung Properties, Ltd.	33,230	92,926
Henderson Land Development Company, Ltd.	13,760	80,392
Hongkong Land Holdings, Ltd.	17,400	81,084
New World Development, Ltd.	28,000	63,500
Sino Land Company	32,000	68,886
Sun Hung Kai Properties, Ltd.	18,500	214,040
		672,968
Japan (9.1%)
Japan Retail Fund	10	98,439
Mitsubishi Estate Company, Ltd.	7,300	239,740
Mitsui Fudosan Company, Ltd.	8,370	245,759
NTT Urban Development Corporation	33	77,291
Sumitomo Realty & Development Company, Ltd.	3,900	147,938
Tokyo Tatemono Company, Ltd.	5,600	84,494
		893,661
Luxembourg (0.9%)
Orco Property Group	530	88,847

Netherlands (3.1%)
Corio NV	1,030	93,576
Eurocommercial Properties NV	1,740	102,296
Rodamco Europe NV	780	108,416
		304,288
Poland (1.2%)
Globe Trade Centre SA1	6,300	112,084

Singapore (3.3%)
CapitaCommercial Trust	59,200	108,477
CapitaLand, Ltd.	27,100	142,900
CapitaMall Trust	29,500	73,111
		324,488
United States (34.1%)
AvalonBay Communities, Incorporated	1,420	184,600
BioMed Realty Trust, Incorporated	3,450	90,735
Boston Properties, Incorporated	1,915	224,821
Camden Property Trust	1,310	92,106
Colonial Properties Trust	2,100	95,907
Developers Diversified Realty Corporation	1,430	89,947
Equity Residential Properties Trust	3,820	184,239
Federal Realty Investment Trust	980	88,808
Forest City Enterprises, Incorporated	2,810	185,966
General Growth Properties, Incorporated	2,870	185,316
Kilroy Realty Corporation	1,220	89,975
Kimco Realty Corporation	3,590	174,977
Liberty Property Trust	1,830	89,158
Macerich Company	1,140	105,290
Prologis Trust	5,030	326,597
Public Storage, Incorporated	1,900	179,873
Simon Property Group, Incorporated	2,460	273,674
SL Green Realty Corporation	1,055	144,725
Starwood Hotels & Resorts Worldwide, Incorporated	2,750	178,338
Ventas, Incorporated	2,200	92,686
Vornado Realty Trust	2,180	260,160
		3,337,898

Total Real Estate Common Stock (Cost $8,530,146)		8,526,275

Repurchase Agreement (8.0%)
Custodial Trust Company, 5.10%, dated 3/31/07
due 4/01/07, repurchase price $783,460
(collateralized by U.S. Treasury Bond, 4/15/29, valued $798,341)	$783,127	783,127

TOTAL INVESTMENTS IN SECURITIES
(cost $9,313,273)+ - 95.1%		9,309,402
Other Assets less Liabilities - 4.9%		474,875
NET ASSETS - 100.0%		$9,784,277

[1]	Represents non-income producing securities.

+	At March 31, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows:
	Cost of investments for tax purposes	$ 9,313,273
	Gross tax unrealized appreciation	188,320
	Gross tax unrealized depreciation	(192,192)
	Net tax unrealized depreciation	$ (3,871)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Kensington Funds

By (Signature and Title)    /s/ John P. Kramer
John P. Kramer, President

Date        5/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John P. Kramer
John P. Kramer, President

Date        5/25/07

By (Signature and Title)*   /s/ Cynthia M. Yee
                Cynthia M. Yee, Treasurer

Date         5/25/07

* Print the name and title of each signing officer under his or her signature